Shares And Stockholders' Equity (Components And Changes In Accumulated OCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrealized Gain (Loss) on AFS Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year	$ 9,616	$ 9,611	$ 5,983
Change in DAC, VOBA, DSI and DFEL			(3,140)
Change in future contract benefits and policyholder account balances	2,291	893	(429)
Income tax benefit (expense)	5,039	838	(970)
Less:
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	(15)	626	(53)
Associated amortization of DAC, VOBA, DSI, and DFEL			32
Income tax benefit (expense)	(3)	131	(4)
(Increases) attributable to:
Balance as of end-of-period	(8,916)	9,616	9,611
Unrealized Gain (Loss) on AFS Securities | Gains (Losses) Arising During The Year [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	(25,552)	(4,673)	7,925
Unrealized Gain (Loss) on AFS Securities | Change in Foreign Currency Exchange Rate Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	(322)	(142)	180
Unrealized OTTI on AFS Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year			45
Less:
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	92	26	48
Associated amortization of DAC, VOBA, DSI, and DFEL			(1)
Income tax benefit (expense)	(19)	(5)	(10)
Unrealized Gain (Loss) on Derivative Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year	(85)	(402)	(11)
Change in DAC, VOBA, DSI and DFEL			(17)
(Increases) attributable to:
Change in DAC, VOBA, DSI and DFEL			(17)
Income tax benefit (expense)	(144)	(85)	94
Balance as of end-of-period	388	(85)	(402)
Unrealized Gain (Loss) on Derivative Instruments | Gains (Losses) Arising During The Year [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	378	246	(257)
Unrealized Gain (Loss) on Derivative Instruments | Change in Foreign Currency Exchange Rate Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	312	152	(174)
Policyholder Liability Discount Rate Remeasurement Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year	(1,265)
Income tax benefit (expense)	(547)	(160)
(Increases) attributable to:
Balance as of end-of-period	747	(1,265)
Policyholder Liability Discount Rate Remeasurement Gain (Loss) [Member] | Gains (Losses) Arising During The Year [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	2,559	751
Market Risk Benefit NPR Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year	1,951
Income tax benefit (expense)	56	251
(Increases) attributable to:
Balance as of end-of-period	1,741	1,951
Market Risk Benefit NPR Gain (Loss) [Member] | Gains (Losses) Arising During The Year [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	(266)	(1,174)
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year	(14)	(12)	(17)
(Increases) attributable to:
Balance as of end-of-period	(34)	(14)	(12)
Foreign Currency Translation Adjustment [Member] | Change in Foreign Currency Exchange Rate Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	(20)	(2)	5
Funded Status of Employee Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year	(219)	(266)	(327)
Income tax benefit (expense)	15	(9)	(13)
(Increases) attributable to:
Balance as of end-of-period	(278)	(219)	(266)
Funded Status of Employee Benefit Plans [Member] | Gains (Losses) Arising During The Year [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications and taxes	$ (74)	56	74
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unrealized Gain (Loss) on AFS Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year		3,584	45
(Increases) attributable to:
Balance as of end-of-period			3,584
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unrealized OTTI on AFS Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year			(45)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unrealized Gain (Loss) on Derivative Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year		25
(Increases) attributable to:
Balance as of end-of-period			25
Cumulative Effect, Period of Adoption, Adjustment [Member] | Policyholder Liability Discount Rate Remeasurement Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year		(1,856)
(Increases) attributable to:
Balance as of end-of-period			(1,856)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Market Risk Benefit NPR Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning-of-year		$ 2,874
(Increases) attributable to:
Balance as of end-of-period			$ 2,874